Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of intangible assets

(in thousands of €)	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2018	€—	€99	€—	€99
Additions	—	62	—	62
Disposals	—	(2)	—	(2)
On December 31, 2018	—	159	—	159
Additions	39,881	262	—	40,143
On December 31, 2019	39,881	421	—	40,302
Additions	13,236	2,503	80,725	96,464
On December 31, 2020	€53,117	€2,924	€80,725	€136,766

Amortization and impairment

On January 1, 2018	€—	€(86)	€—	€(86)
Amortization	—	(19)	—	(19)
Disposals	—	2	—	2
On December 31, 2018	—	(103)	—	(103)
Amortization	—	(38)	—	(38)
On December 31, 2019	—	(141)	—	(141)
Amortization	—	(215)	—	(215)
On December 31, 2020	€—	€(356)	€—	€(356)

Carrying Amount

On December 31, 2018	€—	€56	€—	€56
On December 31, 2019	39,881	280	—	40,161
On December 31, 2020	€53,117	€2,568	€80,725	€136,410